REVENUE AND COST OF SALES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue And Cost Of Sales
Concentrate sales	$ 31,417	$ 34,551	$ 33,327
Provisional pricing adjustments	329	(435)	32
Total Revenue	$ 31,746	$ 34,116	$ 33,359